CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 67,381	$ 52,957
Restricted cash	32,305	29,288
Restricted cash held by trustees	4,372	4,325
Inventories	21,109	28,853
Trade receivables, net	47,164	50,053
Contract assets	47,760	58,789
Other current assets	26,022	19,415
Total current assets	246,113	243,680
LONG-TERM ASSETS:
Restricted cash	146	187
Severance pay funds	6,780	8,188
Deferred tax asset	4,127	861
Other receivables	7,276	7,217
Total long-term assets	18,329	16,453
PROPERTY AND EQUIPMENT, NET	84,403	82,246
INTANGIBLE ASSETS, NET	2,434	5,709
GOODWILL	43,468	43,468
Total assets	394,747	391,556
CURRENT LIABILITIES:
Current maturities of long-term loans	4,458	4,479
Trade payables	24,636	33,715
Accrued expenses	67,533	75,270
Advances from customers and deferred revenues	29,133	16,721
Advances from customers held by trustees		1,416
Other current liabilities	14,588	20,044
Total current liabilities	140,348	151,645
LONG-TERM LIABILITIES:
Loans, net of current maturities	8,098	12,582
Accrued severance pay	6,649	7,999
Other liabilities	580	1,008
Total long-term liabilities	15,327	21,589
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares at December 31, 2018 and 2017; Issued and outstanding: 55,176,107 and 54,737,267 shares at December 31, 2018 and 2017, respectively	2,625	2,601
Additional paid-in capital	924,856	921,726
Accumulated other comprehensive loss	(5,380)	(3,046)
Accumulated deficit	(683,029)	(702,959)
Total shareholders' equity	239,072	218,322
Total liabilities and shareholders' equity	$ 394,747	$ 391,556